Advances from Federal Home Loan Bank of New York ("FHLB") - Summary of Carrying Value of Collateral Pledged for Advances (Detail) - Held-to-maturity Securities [Member] - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Schedule of Held-to-maturity Securities [Line Items]
Gross carrying value of collateral pledged advances	$ 395,311	$ 112,017
Debt Securities [Member] | Government-Sponsored Enterprises [Member]
Schedule of Held-to-maturity Securities [Line Items]
Gross carrying value of collateral pledged advances		10,000
Mortgage-Backed Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Gross carrying value of collateral pledged advances	83,416	$ 102,017
Real Estate [Member] | One-to-Four-Family Real Estate Mortgage [Member]
Schedule of Held-to-maturity Securities [Line Items]
Gross carrying value of collateral pledged advances	$ 311,895